Inventories - Summary Of Detailed Information About Inventories (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Classes of current inventories [abstract]
Direct materials	$ 92,132	$ 107,575
Repair and distribution parts	152,282	136,876
Work-in-progress	119,254	98,297
Equipment	25,730	26,550
Total inventories	389,398	369,298	[1]
Work-in-progress related to finance leases	$ 0	$ 41,986

[1]	Certain balances as at December 31, 2022 have been re-presented as a result of measurement period adjustments for the acquisition of Exterran as required by IFRS 3 “Business Combinations”, refer to Note 6 “Acquisition” for more information.